Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents
Cash on hand and balances with banks	$ 7,307	$ 16,393
Total	$ 7,307	$ 16,393	$ 6,678	$ 10,190